INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventories [Abstract]
Inventories	NOTE 13 – INVENTORIES

USDm	2025	2024	2023
Bunkers	41.1	46.1	49.3
Lubeoil	11.0	10.9	8.5
EU Emission Allowances	11.7	5.6	0.2
Other	2.7	5.8	3.7
Balance as of 31 December	66.5	68.4	61.7
During 2025, bunker inventories of $247.2m (2024:$278.2m, 2023: $272.4m) were recognized as an expense in Port expenses, bunkers, commissions, and other cost of goods and services sold.
During 2025, lubeoil inventories of $8.8m (2024: $8.1m, 2023: $7.5m) were recognized as an expense in Operating expenses.
During 2025, EU Emission Allowances inventories of $10.3m (2024: $5.0m, 2023: $0.0m) were recognized as an expense in Port expenses, bunkers, commissions, and other cost of goods and services sold.
During 2025, other inventories of $17.1m (2024: $9.3m, 2023: $22.7m were recognized as an expense in Port expenses, bunkers, commissions, and other cost of goods and services sold.
Accounting Policies
Inventories consist of bunkers, lubeoil, EU Emission Allowances and other inventories.
Bunkers, lubeoil and other inventories are stated at the lower of cost in accordance with the FIFO-principle and net realizable value.
Cost of bunkers and lubeoil includes expenditure incurred in acquiring bunkers and lubeoil including delivery costs less discounts. The cost of other inventories consists of raw materials and components based on direct costs, direct payroll costs and a proportionate share of indirect production costs. Indirect production costs include the proportionate share of capacity costs directly relating hereto, which are allocated on the basis of the normal capacity of the production facility.
At January 01, 2024 the EU Emission Trading System was extended to maritime transport emissions, where shipping companies must surrender allowances to cover emissions related to EU port calls. EU Emission Allowances are purchased in connection with TORM's cargo transportation only, similar to a tax on purchase of bunkers. TORM has no intention of selling or trading the allowances.
In the absence of any specific IFRS standards or IFRIC interpretations on accounting for emission rights of carbon dioxide generated as part of the EU Emission Trading scheme (EU ETS), and considering the above, EU Emission Allowances are treated similar to bunker inventories. The following policies are applied for EU Emission Allowances:
The emission rights are considered as a part of the bunker consumption for the delivery of transportation services and thus recognized as inventories at their acquisition cost.
As these allowances are utilized during the voyage, the carrying amount of these allowances are recognized as an expense against a liability in the period in which the associated revenue is recognized.